UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2016

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 48.0%
Australia - 2.6%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	41,900,000	AUD	$40,013,112	(a)

Brazil - 6.0%
Federative Republic of Brazil, Notes	10.000%	1/1/25	194,195,000	BRL	54,524,990
Federative Republic of Brazil, Notes	10.000%	1/1/27	136,330,000	BRL	37,767,959

Total Brazil					92,292,949

Hungary - 4.1%
Republic of Hungary, Bonds	6.000%	11/24/23	10,860,000,000	HUF	48,243,517
Republic of Hungary, Bonds	5.500%	6/24/25	3,200,000,000	HUF	13,966,056

Total Hungary					62,209,573

Indonesia - 4.9%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	7,504,752
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	535,100,000,000	IDR	46,775,547
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	4,242,867
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	17,119,526

Total Indonesia					75,642,692

Malaysia - 4.5%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	149,875,000	MYR	37,760,584
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	20,245,000	MYR	5,152,615
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	17,270,000	MYR	4,328,255
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	21,473,058

Total Malaysia					68,714,512

Mexico - 13.5%
United Mexican States, Senior Bonds	8.500%	5/31/29	912,630,000	MXN	58,736,429
United Mexican States, Senior Bonds	8.500%	11/18/38	942,000,000	MXN	62,506,498
United Mexican States, Senior Bonds	7.750%	11/13/42	1,367,700,000	MXN	85,295,607

Total Mexico					206,538,534

New Zealand - 3.8%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	45,035,000	NZD	38,612,692	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	22,495,000	NZD	19,835,223	(a)

Total New Zealand					58,447,915

Poland - 2.3%
Republic of Poland, Bonds	3.250%	7/25/25	130,730,000	PLN	34,719,082

Portugal - 2.8%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	33,355,000	EUR	43,278,744	(a)

South Africa - 3.5%
Republic of South Africa, Bonds	6.750%	3/31/21	116,585,000	ZAR	7,962,509
Republic of South Africa, Bonds	6.500%	2/28/41	648,075,000	ZAR	33,853,827
Republic of South Africa, Bonds	8.750%	2/28/48	175,220,000	ZAR	11,724,407

Total South Africa					53,540,743

TOTAL SOVEREIGN BONDS (Cost - $811,940,335)					735,397,856

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
IM Pastor Fondo de Titulizacion de Activos, 2004 A (Cost - $7,196,232)	0.009%	3/22/44	6,095,778	EUR	5,159,481	(a)(b)

CORPORATE BONDS & NOTES - 27.1%
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.2%
Ford Motor Credit Co., LLC, Senior Notes	1.459%	1/17/17	18,245,000		18,267,149	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.553%	6/15/18	15,655,000		15,657,192	(b)

Total Automobiles					33,924,341

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.0%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	14,305,000	$14,626,863

TOTAL CONSUMER DISCRETIONARY				48,551,204

FINANCIALS - 23.0%
Banks - 14.0%
ABN AMRO Bank NV, Senior Notes	1.543%	10/28/16	10,735,000	10,749,846	(b)(c)
Banco Santander Chile, Senior Notes	1.565%	4/11/17	8,800,000	8,800,000	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	24,855,000	24,855,000
Bank of America Corp., Senior Notes	1.720%	1/15/19	24,880,000	25,097,377	(b)
Barclays Bank PLC, Senior Notes	1.197%	12/9/16	14,510,000	14,502,571	(b)
Citigroup Inc., Senior Bonds	1.198%	3/10/17	17,110,000	17,120,369	(b)
Citigroup Inc., Senior Bonds	1.424%	4/27/18	12,550,000	12,542,671	(b)
Commonwealth Bank of Australia, Senior Notes	1.147%	9/20/16	10,415,000	10,420,728	(b)(c)
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	12,305,000	12,448,845
Corporacion Andina de Fomento, Senior Notes	1.302%	1/29/18	19,700,000	19,687,057	(b)
Fifth Third Bancorp, Bonds	1.067%	12/20/16	2,175,000	2,173,926	(b)
JPMorgan Chase & Co., Senior Notes	1.615%	1/25/18	22,960,000	23,119,687	(b)
Santander UK PLC, Senior Notes	1.037%	9/29/17	13,535,000	13,432,716	(b)
Shinhan Bank, Senior Notes	1.311%	4/8/17	20,150,000	20,134,968	(b)(c)

Total Banks				215,085,761

Capital Markets - 7.1%
Goldman Sachs Group Inc., Senior Notes	1.726%	11/15/18	48,895,000	49,242,154	(b)
Macquarie Bank Ltd., Senior Notes	1.364%	10/27/17	10,400,000	10,386,345	(b)(c)
Macquarie Group Ltd., Senior Notes	1.637%	1/31/17	9,520,000	9,534,185	(b)(c)
Morgan Stanley, Senior Notes	1.995%	4/25/18	38,555,000	39,005,361	(b)

Total Capital Markets				108,168,045

Consumer Finance - 1.2%
American Express Credit Corp., Senior Notes	1.362%	7/31/18	17,780,000	17,760,780	(b)

Diversified Financial Services - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	2.750%	5/15/17	11,278,000	11,348,487

TOTAL FINANCIALS				352,363,073

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc., Senior Notes	2.183%	9/15/16	13,390,000	13,415,802	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $414,069,903)				414,330,079

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.6%
U.S. Government Obligations - 19.6%
U.S. Treasury Notes	0.334%	4/30/17	144,195,000	144,235,663	(b)
U.S. Treasury Notes	0.337%	7/31/17	109,010,000	109,028,968	(b)
U.S. Treasury Notes	0.510%	4/30/18	30,615,000	30,648,676	(b)
U.S. Treasury Notes	0.481%	7/31/18	15,360,000	15,362,396	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $299,184,462)				299,275,703

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,532,390,932)				1,454,163,119

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $63,257,621)	0.460%	63,257,621	$63,257,621

TOTAL INVESTMENTS - 99.1% (Cost - $1,595,648,553#)			1,517,420,740
Other Assets in Excess of Liabilities - 0.9%			14,371,753

TOTAL NET ASSETS - 100.0%			$1,531,792,493

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$735,397,856	—	$735,397,856
Collateralized Mortgage Obligations	—	5,159,481	—	5,159,481
Corporate Bonds & Notes	—	414,330,079	—	414,330,079
U.S. Government & Agency Obligations	—	299,275,703	—	299,275,703

Total Long-Term Investments	—	$1,454,163,119	—	$1,454,163,119

Short-Term Investments†	$63,257,621	—	—	$63,257,621

Total Investments	$63,257,621	$1,454,163,119	—	$1,517,420,740

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,632,355	—	$11,632,355

Total	$63,257,621	$1,465,795,474	—	$1,529,053,095

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,379,680	—	—	$4,379,680
Forward Foreign Currency Contracts	—	$30,268,899	—	30,268,899

Total	$4,379,680	$30,268,899	—	$34,648,579

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,197,706
Gross unrealized depreciation	(90,425,519)

Net unrealized depreciation	$(78,227,813)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro-OAT	863	9/16	$152,068,220	$156,447,900	$(4,379,680)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,210,000	USD	4,800,221	Citibank N.A.	8/10/16	$(92,038)
EUR	3,260,000	USD	3,719,790	Citibank N.A.	8/10/16	(74,024)
EUR	3,000,000	USD	3,347,820	Citibank N.A.	8/10/16	7,180
EUR	3,930,000	USD	4,334,454	Citibank N.A.	8/10/16	60,597
USD	238,274,349	EUR	207,970,000	Citibank N.A.	8/10/16	5,694,560
EUR	6,370,000	USD	7,271,610	HSBC Bank USA, N.A.	8/10/16	(147,826)
EUR	3,120,000	USD	3,464,105	HSBC Bank USA, N.A.	8/10/16	25,095
EUR	10,790,000	USD	11,977,709	HSBC Bank USA, N.A.	8/10/16	89,108
USD	78,513,996	KRW	91,300,000,000	HSBC Bank USA, N.A.	8/11/16	(2,986,761)
NZD	4,600,000	USD	3,251,055	JPMorgan Chase	8/16/16	68,822
USD	58,660,138	NZD	81,950,000	Morgan Stanley & Co. Inc.	8/16/16	(484,187)
SGD	12,100,000	USD	8,939,713	HSBC Bank USA, N.A.	8/17/16	84,326
USD	161,554,777	SGD	221,500,000	HSBC Bank USA, N.A.	8/17/16	(3,637,337)
USD	4,319,021	AUD	5,760,000	JPMorgan Chase	8/18/16	(56,202)
AUD	76,700,000	USD	58,658,626	Morgan Stanley & Co. Inc.	8/18/16	(398,279)
USD	6,688,213	AUD	9,250,000	Morgan Stanley & Co. Inc.	8/18/16	(337,970)
CLP	30,693,000,000	USD	44,813,841	HSBC Bank USA, N.A.	8/19/16	1,990,292
USD	4,759,504	CLP	3,106,000,000	HSBC Bank USA, N.A.	8/19/16	23,126
USD	1,924,570	CLP	1,264,000,000	HSBC Bank USA, N.A.	8/19/16	(2,919)
USD	15,493,951	CLP	10,323,000,000	HSBC Bank USA, N.A.	8/19/16	(247,718)
SEK	435,500,000	USD	53,075,128	HSBC Bank USA, N.A.	8/22/16	(2,133,199)
USD	2,321,613	SEK	20,000,000	HSBC Bank USA, N.A.	8/22/16	(17,856)
INR	430,000,000	USD	6,275,540	JPMorgan Chase	8/24/16	120,057
INR	4,607,000,000	USD	67,978,929	Barclays Bank PLC	9/21/16	219,798
USD	2,886,323	INR	195,000,000	Barclays Bank PLC	9/21/16	(317)
CLP	5,157,000,000	USD	7,357,683	HSBC Bank USA, N.A.	9/26/16	478,589
USD	7,872,573	CLP	5,157,000,000	HSBC Bank USA, N.A.	9/26/16	36,301
USD	231,681,913	JPY	25,580,000,000	Citibank N.A.	10/3/16	(19,616,084)
JPY	440,000,000	USD	4,206,240	JPMorgan Chase	10/3/16	116,322
NOK	386,900,000	USD	45,709,898	HSBC Bank USA, N.A.	10/14/16	151,857
USD	2,927,229	NOK	25,000,000	HSBC Bank USA, N.A.	10/14/16	(36,182)
SEK	480,000,000	USD	56,032,219	HSBC Bank USA, N.A.	10/20/16	283,576
CLP	45,169,000,000	USD	66,432,816	HSBC Bank USA, N.A.	10/21/16	2,051,757
CLP	5,660,000,000	USD	8,464,184	HSBC Bank USA, N.A.	11/18/16	95,610
USD	8,595,175	CLP	5,660,000,000	HSBC Bank USA, N.A.	11/18/16	35,382

Total						$(18,636,544)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016